T. ROWE PRICE Africa & Middle East Fund
July 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
EGYPT 5.1%
Common Stocks 5.1%
Commercial International Bank Egypt, GDR (USD) (1) 560,349 2,036
Fawry for Banking & Payment Technology Services (1) 971,791 1,181
Integrated Diagnostics Holdings (USD)  2,233,709 2,613
Total Egypt (Cost
$4,352
)
5,830
GERMANY 0.8%
Common Stocks 0.8%
Delivery Hero (1) 6,528 976
Total Germany (Cost
$695
)
976
KENYA 1.1%
Common Stocks 1.1%
Safaricom  3,212,400 1,247
Total Kenya (Cost
$796
)
1,247
MOROCCO 2.2%
Common Stocks 2.2%
Hightech Payment Systems  1,674 1,207
Label Vie  2,912 1,305
Total Morocco (Cost
$1,200
)
2,512
NETHERLANDS 1.7%
Common Stocks 1.7%
Prosus  21,788 1,944
Total Netherlands (Cost
$1,872
)
1,944
QATAR 6.7%
Common Stocks 6.7%
Commercial Bank  772,474 1,169
Masraf Al Rayan  1,400,968 1,664
Qatar National Bank  986,739 4,924
Total Qatar (Cost
$7,680
)
7,757

T. ROWE PRICE Africa & Middle East Fund

Shares $ Value
(Cost and value in $000s)
SAUDI ARABIA 33.1%
Common Stocks 33.1%
Al Rajhi Bank  346,014 10,237
Bupa Arabia for Cooperative Insurance  32,565 1,198
Dr Sulaiman Al Habib Medical Services Group  28,068 1,277
Leejam Sports (1) 109,403 2,187
Mouwasat Medical Services  75,712 3,642
SABIC Agri-Nutrients  27,621 944
Saudi Basic Industries  79,309 2,551
Saudi British Bank  381,628 3,133
Saudi Kayan Petrochemical (1) 342,211 1,766
Saudi National Bank  488,540 7,173
United Electronics  107,769 3,853
Total Saudi Arabia (Cost
$21,641
)
37,961
SOUTH AFRICA 33.3%
Common Stocks 33.3%
Bid (1) 81,644 1,793
Bidvest Group  204,292 2,787
Capitec Bank Holdings  21,067 2,339
Clicks Group  117,851 2,134
FirstRand  1,402,946 5,204
Mr Price Group  91,115 1,355
MTN Group (1) 306,495 2,202
Naspers, N Shares  60,651 11,704
Netcare (1) 1,053,539 1,095
Shoprite Holdings  314,737 3,448
Telkom (1) 707,444 2,048
Transaction Capital  860,690 2,118
Total South Africa (Cost
$27,754
)
38,227
TANZANIA 0.3%
Common Stocks 0.3%
Vodacom Tanzania  1,305,429 300
Total Tanzania (Cost
$496
)
300
UNITED ARAB EMIRATES 9.2%
Common Stocks 9.2%
Abu Dhabi Commercial Bank  1,271,782 2,426

T. ROWE PRICE Africa & Middle East Fund

Shares $ Value
(Cost and value in $000s)
Emaar Properties  2,503,206 2,706
Emirates NBD Bank  769,013 2,808
First Abu Dhabi Bank  281,955 1,272
Network International Holdings (GBP) (1) 293,081 1,388
Total United Arab Emirates (Cost
$9,368
)
10,600
UNITED KINGDOM 6.1%
Common Stocks 6.1%
Anglo American (ZAR)  52,455 2,331
Helios Towers (1) 743,849 1,693
Mondi  40,296 1,117
Ninety One  332,535 1,051
Vivo Energy  579,385 845
Total United Kingdom (Cost
$4,831
)
7,037
ZAMBIA 0.0%
Common Stocks 0.0%
Standard Chartered Bank Zambia (1) 1,711,371 55
Total Zambia (Cost
$335
)
55
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.04% (2)(3) 186,728 187
Total Short-Term Investments (Cost $187) 187
Total Investments in Securities 99.8%
(Cost $81,207) $ 114,633
Other Assets Less Liabilities 0.2% 194
Net Assets 100.0% $ 114,827
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
GBP British Pound
GDR Global Depositary Receipts

T. ROWE PRICE Africa & Middle East Fund

.
.
.
.
.
.
.
.
.
.
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Africa & Middle East Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 507  ¤  ¤ $ 187^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $187.

T. ROWE PRICE Africa & Middle East Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Africa & Middle East Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Africa & Middle East Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Africa & Middle East Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Africa & Middle East Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F168-054Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 114,446 $ — $ 114,446
Short-Term Investments 187 — — 187
Total $ 187 $ 114,446 $ — $ 114,633